Shareholder Accounts		Corporate Offices
c/o Ultimus Fund Solutions, LLC		801 West Ann Arbor Trail
P.O. Box 46707		Plymouth, MI 48170
Cincinnati, OH 45246		(734) 455-7777
1-888-726-0753	SCHWARTZ INVESTMENT TRUST

FILED VIA EDGAR

May 18, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Schwartz Investment Trust
File No. 811-07148
Registration Statement on N-14

Ladies and Gentlemen:

On behalf of Ave Maria Catholic Values Fund, a series of Schwartz Investment Trust (“Trust”), attached for filing under the Securities Act of 1933 is the Registration Statement on Form N-14.  This Registration Statement is being filed to register shares of Ave Maria Catholic Values Fund that would be issued to shareholders of Ave Maria Opportunity Fund.

The Registration Statement is related to the reorganization of the Ave Maria Opportunity Fund into the Ave Maria Catholic Values Fund.

It is proposed that this Registration Statement will become effective on June 18, 2015, pursuant to Rule 488 under the Securitites Act of 1933.  A definitive information statement/prospectus will be filed and mailed to Ave Maria Opportunity Fund shareholders shortly thereafter.

Please direct any questions concerning this filing to the undersigned at 513/587-3406.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary